Investment in Securities (Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Investments in Debt Securities [Abstract]
Beginning balance	¥ 2,102
Addition (Reduction) during the period	0
Ending balance	¥ 2,102